Provision for credit losses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for credit losses
Loans held at amortized cost	SFr 863	SFr 284	SFr 201
Other financial assets held at amortized cost	24	11	0
Off-balance sheet credit exposures	209	29	44
Provision for credit losses	1,096	324	245
Bank
Provision for credit losses
Loans held at amortized cost	863	284	201
Other financial assets held at amortized cost	19	11	0
Off-balance sheet credit exposures	210	29	44
Provision for credit losses	SFr 1,092	SFr 324	SFr 245